ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY - CONDENSED BALANCE SHEETS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 19,639	$ 14,257	$ 43,451
Other current assets	5,628	2,461
Total current assets	48,598	159,803
Non-current assets
Investment in an equity investee	142	218	$ 279
Total non-current assets	999	3,901
Total assets	49,597	163,704
Current liability
Accrued liabilities and other current liabilities	15,726	10,157
Total current liabilities	33,465	120,072
Commitments and contingencies
Shareholders' equity
Treasury shares	(32)	(28,656)
Total iClick Interactive Asia Group Limited shareholders' equity	13,023	37,125
Total liabilities and equity	49,597	163,704
Parent Company | Reportable legal entities
Current assets
Cash and cash equivalents	86	2,660
Other current assets	3,360	218
Total current assets	3,446	2,878
Non-current assets
Investments in subsidiaries, VIE and VIE's subsidiaries	16,853	35,923
Investment in an equity investee	142	218
Total non-current assets	16,995	36,141
Total assets	20,441	39,019
Current liability
Accrued liabilities and other current liabilities	7,418	1,894
Total current liabilities	7,418	1,894
Commitments and contingencies
Shareholders' equity
Ordinary shares	44	50
Treasury shares	(32)	(28,656)
Other shareholders' equity	13,011	65,731
Total iClick Interactive Asia Group Limited shareholders' equity	13,023	37,125
Total liabilities and equity	$ 20,441	$ 39,019